BULLFINCH FUND, INC.
1370 PITTSFORD MENDON ROAD
MENDON, NEW YORK 14506
(585)  624- 3150
1-888-BULLFINCH
(1-888-285-5346)

Semi-Annual Report
December 31, 2002
(UNAUDITED)

Management's Discussion of Fund Performance

									February 25, 2003
Dear Fellow Shareholders:

We are very proud to present the December 2003 Semi-Annual Report of the Bullfinch Fund, Inc. This report contains the audited financial statements for both the Unrestricted Series and the Western New York Series.

Last year's market surprised everyone by reiterating two critical market lessons: 1) Sometimes things must get utterly bleak before they can get better; and, 2) Sometimes there's no place to hide.

Of course, the single most important fundamental revealed by last year's market was: Always stick to your discipline - through thick or thin. We all know so-called "long-term" investors who sold stocks in July and October of 2002. Behavioral economists discovered this "myopic-aversion" years ago, but unsophisticated investors (and a few naive professionals) continually get caught in its dangerous web. The same investors who bought stocks with reck-less abandon in the late 1990's sold stocks during last year's historic lows.

Still, let us not dismiss the severity of the bear market. After double-digit declines in 2000 and 2001, the S&P 500 dropped more than 20% in 2002 - exceed-ing the combined losses of the previous two years! And, unlike the previous two years when conservative value investments yielded positive returns despite the waning broader markets, 2002 offered no such safe haven in stocks. Even bonds, while offering temporary relief, now pose a greater downside risk than stocks

So, should we just pack up and go home? Well, those who did that last year found themselves selling at market lows; therefore, failing to recoup losses when the market rebounded. Clearly, this is not a smart strategy for the conservative long-term investor. Most successful professionals find the single most reliable factor in determining their success is their faithfulness to their discipline. Like Odysseus through the passage between Scylla and Charybdis, they tie themselves to their masts of discipline as sail through the Sirens of myopic aversion without crashing their portfolios among the often hidden rocks of short-term thinking.

Our conservative long-term approach continues to be recognized in the industry. Through December 31, 2002, both our funds are recognized by Lipper as among the best in their categories(for more information, go to www.lipperleaders.com).

Our temporary defensive position in cash, along with our position in high-yield dividend paying stocks helped our performance. While our higher than normal cash position will allow us to pick up opportunities during market drops, it may also help us to continue to avoid the extremes of the market. Given the geopolitical uncertainties and regulatory pressures, we anticipate the market will continue within a fairly well-defined trading range. This should give us more time to invest the bulk of our cash prior to any sustained bull run.

We wish to thank our shareholders for expressing their confidence in us and wish them continued good fortune in the coming year.

Best Regards,
Bullfinch Fund, Inc.

Christopher Carosa, CTFA
President


UNRESTRICTED SERIES
(A Series Within Bullfinch Fund, Inc.)

FINANCIAL STATEMENTS AS OF
DECEMBER 31, 2002






UNRESTRICTED SERIES
(A SERIES WITHIN BULLFINCH FUND, INC.)
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2002 (UNAUDITED)


ASSETS

Investments in securities, at fair value,
 identified cost $1,491,107                           	    $ 1,460,630

Cash                                                      	        594,224
Accrued interest and dividends                                        3,189

Prepaid expenses                                                      2,301

                                                         	---------------
Total assets                                            	      2,060,344
                                                          	===============
LIABILITIES
Accounts payable                                            	   41,838
                                                            ---------------

NET ASSETS
Net assets (equivalent to $ 11.04 based on
182,904.889 shares of stock outstanding)                        $ 2,018,506
                                                        	===============

COMPOSITION OF NET ASSETS
   Shares of common stock                              	    $ 2,130,522

   Accumulated net investment loss                                  (81,538)

   Net unrealized appreciation of investments                       (30,478)
                                                         	---------------

Net assets at December 31, 2002                            	    $ 2,018,506
                                                        	===============

        The accompanying notes are an integral part of these statements.














UNRESTRICTED SERIES
(A SERIES WITHIN BULLFINCH FUND, INC.)
SCHEDULE OF INVESTMENTS IN SECURITIES
DECEMBER 31, 2002 (UNAUDITED)

                                                Historical
Common Stocks - 100%                 Shares         Cost         Value

Computers - Software - 12.0%
  Microsoft Corp.                     1,000       55,519        51,700
  Oracle                              5,500       72,365        59,400
  Synopsis, Inc.                      1,400       60,178        64,610
                                               ---------     ---------
                                                 188,062       175,710
Semiconductors - 8.4%
  Intel Corp.                         4,050       97,800        63,059
  Motorola Inc.                       6,900       80,335        59,685
                                               ---------     ---------
                                                 178,135       122,744
Retail - General - 7.6%
  Dollar General                      4,200       58,388        50,190
  Family Dollar Stores, Inc.          1,950       31,662        60,860
                                               ---------     ---------
                                                  90,051       111,050
Leisure & Recreational - 7.1%
  Hasbro Inc.                         1,400       16,142        16,170
  Mattel Inc.                         4,550       52,852        87,133
                                               ---------     ---------
                                                  68,994       103,303
Electrical Equipment - 6.4%
  Corning Inc.                       10,400       98,443        34,424
  General Electric Co.                2,450       64,576        59,658
                                               ---------     ---------
                                                 163,019        94,082
Utilities - Natural Resources - 6.3%
  Chesapeake Utilities Corp           3,100       57,194        56,730
  Empire District Electric Co.        1,250       21,665        22,750
  Northwestern Corporation            2,600       59,748        13,208
                                               ---------     ---------
                                                 138,607        92,688
Computers - Hardware - 5.9%
  Dell Computer Corp.                 3,250       80,811        86,905

Banking and Finance - 5.7%
  FIserv, Inc                         1,500       21,566        50,925
  National City Corp                  1,200       28,461        32,784
                                               ---------     ---------
                                                  50,027        83,709
Pharmaceuticals - 5.3%
  Mylan Laboratories Inc.             2,200       58,654        76,780

Tobacco Products - 5.1%
  Altria Group                        1,850       40,459        74,981

Office Equipment - 4.7%
  Diebold, Inc.                       1,650       41,069        68,013

Real Estate & Related - 4.6%
  First American Financial            3,000       55,075        66,600

Computers - Networking - 4.5%
  Cisco Systems, Inc.                 5,000       93,661        65,500

Foods & Beverages - 4.3%
  Conagra Foods Inc                   2,500       55,527        62,525

Medical Services - 3.5%
  Impath Inc.                         2,600       56,238        51,272

Instruments - 2.6%
  Checkpoint Systems, Inc.            3,700       32,717        38,258

Medical Products and Supplies - 2.6%
  Serologicals Corp.                  3,400       52,320        37,400

Commercial Services - 1.9%
  Paychex, Inc.                       1,000       27,638        27,900

Shoes & Leather - 0.9%
  Wolverine World Wide                  900        8,477        13,599

Broadcasting - 0.5%
  Comcast Corp Class A                  323       11,568         7,613

                                                --------      --------
TOTAL COMMON STOCKS                          $ 1,491,107   $ 1,460,630
                                               	========     =========


        The accompanying notes are an integral part of these statements.















UNRESTRICTED SERIES
(A SERIES WITHIN BULLFINCH FUND, INC.)
STATEMENTS OF OPERATIONS
FOR THE PERIOD FROM JULY 1, 2002 TO DECEMBER 31 2002 AND
FOR THE YEARS ENDED JUNE 30, 2002, 2001 AND 2000 (UNAUDITED)

                                      12/2002    6/2002    6/2001    6/2000

INVESTMENT INCOME:
   Dividends                         $13,158    $28,180   $21,239   $22,196

EXPENSES:
   Management Fees                    11,113     20,086    15,099    12,199
   Reimbursement of Management Fees        -          -	    -      (258)
   Legal and Professional              3,315      6,375     6,063     4,000
   Directors' Fee                        504        850       800       600
   Amortization                            -        337	  581       581
   Fidelity Bond                         558        863       491       491
   Taxes                                 176        550       150       350
   Registration Fees                     461      1,080     1,029       960
   Bank Service Charges                  876      1,422     1,000       535
   Dues and Subscriptions                378        750        83        88
                                    ----------------------------------------
                                      17,381     32,313    25,295    19,546
                                    ----------------------------------------
Net investment income (loss)          (4,223)    (4,133)   (4,056)    2,650
                                    ----------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)
    ON INVESTMENTS:
 Realized gain (loss) from
    securities transactions           11,628     (1,324)     (463)   95,873
 Unrealized appreciation (depreciation)
    during the period               (166,987)  (191,148)  216,095   (10,427)
                                   -----------------------------------------
Net gain (loss) on investments      (155,359)  (192,472)  215,632    85,446
                                   -----------------------------------------

INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS       $(159,582) $(196,605) $211,576  $ 88,096
                                   =========================================

        The accompanying notes are an integral part of these statements.














UNRESTRICTED SERIES
(A SERIES WITHIN BULLFINCH FUND, INC.)
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIOD JULY 1, 2002 TO DECEMBER 31, 2002 AND
FOR THE YEARS ENDED JUNE 30, 2002, 2001 AND 2000


                                       12/2002      2002     2001      2000
INCREASE IN NET ASSETS FROM OPERATIONS:
   Net investment income (loss)       $ (4,223)  $(4,133) $(4,056)   $2,650
   Net realized gains (loss) from
     securities transactions            11,628    (1,324)    (463)   95,873
   Net change in unrealized appreciation
   of investments                     (166,987) (191,148) 216,095   (10,427)
                                      --------------------------------------
Increase (decrease) in net assets
     from operations                  (159,582) (196,605) 211,576    88,096


CAPITAL SHARE TRANSACTIONS:
  Sales (17,048.342; 62,800.889;
  22,285.066; and 11,736.574  shares)  188,605   796,385  254,526   140,586
  Redemptions (539.243; 10,370.596;
  3,214.621; and 4,763.031 shares)      (6,215) (119,805) (38,032)  (55,077)
                                      --------------------------------------
    Total capital share transactions   182,390   676,580  216,494    85,509
                                      --------------------------------------
    Increase in net assets              22,808   479,975  428,070   173,605

NET ASSETS:
   Beginning of period              $1,995,698 1,515,723 1,087,653   914,048
                                    ----------------------------------------
   End of period                    $2,018,506 1,995,698 1,515,723 1,087,653
                                    ========================================

        The accompanying notes are an integral part of these statements.




















UNRESTRICTED SERIES
(A SERIES WITHIN BULLFINCH FUND, INC.)
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2002


(1)  The Organization

     The Unrestricted Series (the "Series") is a series of the Bullfinch Fund, Inc. (the "Fund"), which was organized as a Maryland corporation registered under the Investment Company Act of 1940 as an open-end non-diversified management investment Company.


     The investment objective of the Series is to seek conservative long-term growth in capital. The Adviser seeks to achieve this objective by using an asset mix consisting primarily of exchange listed securities and over-the-counter common stocks as well as U.S. Government securities maturing within five years.

(2)  Summary of Significant Accounting Policies

     Cash -

     Cash consists of amounts deposited in money market accounts and is not federally insured. The Series has not experienced any losses on such amounts and believes it is not exposed to any significant credit risk on cash.

     Security Valuation -

     The Series records its investments at fair value.

     Securities traded on national securities exchanges or the NASDAQ National Market System are valued daily at the closing prices of the securities on those exchanges and securities traded on over-the-counter markets are valued daily at the closing bid prices. Short-term and money market sec-urities are valued at amortized cost which approximates market value.

     Federal Income Taxes -

     It is the policy of the Fund to comply with the requirements of the Internal Revenue Code (the "Code") applicable to regulated investment companies to distribute all of its taxable income to its shareholders.
     In addition, the Fund intends to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code. Therefore, no provision for federal income taxes or excise taxes has been made.


     Organization Expenses -

     Organization expenses are being amortized over a 60-month period.



     Distributions to Shareholders -

     The Series made a distribution of its net investment income and net realized capital gains to its shareholders on June 28, 2000, in the form of stock dividends equal to 8,561.674 shares of stock.

     Other -

     The Series follows industry practice and records security transactions on the trade date. The specific identification method is used for determin-ing gains or losses for financial statement and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.

     Estimates -

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.


(3)  Investments

     For the period 7/1/02 through 12/31/02, the Series purchased $206,804 of common stock. During the same period, the Series sold $67,728 of common stock.

     For the year ended June 30, 2002, the Series purchased $681,874 of common stock. During the same period, the Series sold $439,446 of common stock.

     For the year ended June 30, 2001, the Series purchased $456,897 of common stock. During the same period, the Series sold $322,569 of common stock.

     For the year ended June 30, 2000, the Series purchased $745,095 of common stock. During the same period, the Series sold $462,049 of common stock.

     At December 31, 2002, the gross unrealized appreciation for all securities totaled $217,839 and the gross unrealized depreciation for all securities totaled $248,317, or a net unrealized depreciation of $30,478. The aggregate cost of securities for federal income tax purposes at December 31, 2002 was $1,491,107.

     At June 30, 2002, the gross unrealized appreciation for all securities totaled $302,040 and the gross unrealized depreciation for all securities totaled $222,175, or a net unrealized appreciation of $79,865. The aggre-gate cost of securities for federal income tax purposes at June 30, 2002 was $1,387,048.

     At June 30, 2001, the gross unrealized appreciation for all securities totaled $383,335 and the gross unrealized depreciation for all securities totaled $124,990, or a net unrealized appreciation of $258,345. The aggregate cost of securities for federal income tax purposes at June 30, 2001 was $1,153,324.

     At June 30, 2000, the gross unrealized appreciation for all securities totaled $149,794 and the gross unrealized depreciation for all securities totaled $107,544, or a net unrealized appreciation of $42,250. The aggregate cost of securities for federal income tax purposes at June 30, 2000 was $1,019,460.



(4)  Investment Advisory Agreement

     Carosa, Stanton & DePaolo Asset Management, LLC serves as investment advisor to the Fund pursuant to an investment advisory agreement which was approved by the Fund's board of directors. Carosa, Stanton & DePaolo Asset Management, LLC is a Registered Investment Adviser under the Investment Advisers Act of 1940. The Investment advisory agreement provides that Carosa, Stanton & DePaolo Asset Management, LLC,subject to the supervision and approval of the Fund's board of directors, is res-ponsible for the day-to-day management of the Series' portfolio which includes selecting the investments and handling its business affairs.


     As compensation for its services to the Fund, the investment advisor re-ceives monthly compensation at an annual rate of 1.25% on the first $1 million of daily average net assets and 1% on that portion of the daily average net assets in excess of $1 million. These fees will be reduced by any sub-transfer agent fees incurred by the Fund.

     Carosa, Stanton & DePaolo Asset Management, LLC has agreed to forego sufficient investment advisory fees to limit total expenses of the Fund to 2% of the first $10 million in average assets and 1.5% of the next $20 million in average assets.


(5)  Capital Share Transactions

     The Fund has authorized 10,000,000 shares of common stock at $0.01 par value per share. Each share has equal dividend, distribution and liquid-ation rights. Transactions in capital stock of the Series were as follows:

                                                Shares             Amount

     Balance at 7/1/99                         80,537.371          877,803
                                              -----------      -----------
     Shares sold during 2000                   11,736.574          140,586
     Shares redeemed during 2000              ( 4,763.031)        ( 51,456)
     Reinvestment of Distributions 6/30/00      8,561.674           98,887
                                              -----------      -----------
     Balance at 7/1/00                         96,072.588        1,065,820
                                              -----------      -----------
     Shares sold during 2001                   22,285.066          254,526
     Shares redeemed during 2001              ( 3,214.621)        ( 35,922)
                                              -----------      -----------
     Balance at 7/1/01		                115,143.033        1,284,424
                                              -----------      -----------
     Shares sold during 2002                   62,800.889          796,385
     Shares redeemed during 2002              (10,370.596)        (132,677)
                                              -----------      -----------
     Balance at 7/1/02                        167,573.326        1,948,132
                                              -----------      -----------
     Shares sold during period                 17,048.342          188,605
     Shares redeemed during period               (539.243)          (6,215)
                                              -----------      -----------
     Balance at 1/1/03                        184,082.425       $2,130,522
                                              ===========      ===========


UNRESTRICTED SERIES
(A SERIES WITHIN BULLFINCH FUND, INC.)
FINANCIAL HIGHLIGHTS
(SUPPLEMENTAL DATA FOR A SHARE OUTSTANDING)
FOR THE PERIOD FROM JULY 1 TO DECEMBER 31, 2002 AND
FOR THE YEARS ENDED JUNE 30, 2002 2001, AND 2000 (UNAUDITED)


                                        12/2002    6/2002    6/2001    6/2000
NET ASSET VALUE, beginning of period     $11.91    $13.16    $11.32    $11.35
                                        -------------------------------------
INCOME FROM INVESTMENT OPERATIONS
    Net investment income (loss)           (.04)     (.06)     (.03)      .03

    Net gain (loss) on securities both realized
      and unrealized                       (.83)    (1.19)     1.87      1.07
                                        -------------------------------------
   Total from investment operations        (.87)    (1.25)     1.84      1.10
                                        -------------------------------------
DISTRIBUTIONS
    Dividends                                 -         -         -     (1.13)
                                        -------------------------------------
NET ASSET VALUE, end of period           $11.04    $11.91    $13.16    $11.32
                                        =====================================

NET ASSETS, end of period  	       $2,018,506 $1,995,698 $1,515,723 $1,087,653
                                        =====================================


                                        Actual*    Actual     Actual     Actual
RATIO OF EXPENSES TO AVERAGE NET ASSETS   0.9%*      1.8%       2.0%        2.0%

RATIO OF NET INVESTMENT INCOME TO
  AVERAGE NET ASSETS                     (0.2%)*    (0.3%)     (0.3%)       0.3%
PORTFOLIO TURNOVER RATE                   3.4%*     25.1%      25.6%       47.3%

* The ratios presented were calculated using operating data for the six-month period from July 1, 2002 to December 31, 2002

        The accompanying notes are an integral part of these statements.



















WESTERN NEW YORK SERIES
(A Series Within Bullfinch Fund, Inc.)

FINANCIAL STATEMENTS AS OF
DECEMBER 31, 2002
(UNAUDITED)

WESTERN NEW YORK SERIES
(A SERIES WITHIN BULLFINCH FUND, INC.)
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2002 (UNAUDITED)

ASSETS

Investments in securities, at fair value,
 identified cost $ 339,661                              		 $ 287,589

Cash                                                                  15,269

Accrued interest and dividends                                           585

Prepaid expenses                                                         770
                                                          		----------
Total assets                                            		   304,213
                                                          		==========
LIABILITIES
Accounts payable                                                       4,119

NET ASSETS
Net assets (equivalent to $8.06 per share
 based on 37,239.478 shares of stock outstanding)      	      $  300,094
                                                        		==========

COMPOSITION OF NET ASSETS
   Shares of common stock                              	      $  364,695

   Accumulated net investment loss                        	         (12,530)

   Net unrealized (depreciation) on investments                      (52,071)
                                                                  -----------

  Net assets at December 31, 2002                         	      $  300,094
                                                         		===========

        The accompanying notes are an integral part of these statements.


WESTERN NEW YORK SERIES
(A SERIES WITHIN BULLFINCH FUND, INC.)
SCHEDULE OF INVESTMENTS IN SECURITIES
DECEMBER 31, 2002 (UNAUDITED)

                                                   Historical
Common Stocks - 100%                     Shares       Cost        Value

Railroads - 10.6%
  Genesee & Wyoming Class A               1,500      8,519       30,525

Electrical Equipment - 10.5%
  Corning Inc.                            3,100     28,213       10,261
  General Electric Co.                      350      9,305        8,523
  Ultralife Batteries, Inc.               3,100     12,421       11,470
                                                  --------     --------
                                                    49,939       30,254
Leisure & Recreational - 6.7%
  Mattel Inc.                             1,000     14,245       19,150

Commercial Services - 5.4%
  Harris Interactive Inc.                 3,100     10,633        9,145
  Paychex, Inc.                             225      4,413        6,278
                                                  --------     --------
                                                    15,046       15,423
Aerospace - 5.0%
  Moog, Inc. Class A                        150      2,930        4,656
  Northrop Grumman                          100      2,536        9,700
                                                  --------     --------
                                                     5,466       14,356
Photographic Materials - 4.9%
  Eastman Kodak                             400     11,746       14,016

Real Estate & Related - 4.9%
  Home Properties of New York, Inc.         200      5,624        6,890
  Sovran Self Storage                       250      6,892        7,090
                                                  --------     --------
                                                    12,516       13,980
Computers - Networking - 4.1%
  Cisco Systems, Inc.                       700      8,724        9,170
  Performance Technologies, Inc.            800      8,633        2,608
                                                  --------     --------
                                                    17,357       11,778
Utilities - Natural Resources - 3.6%
  National Fuel Gas Co.                     500     11,250       10,365

Computers - Software - 3.6%
  Oracle                                    900     12,070        9,720
  Veramark Tech Inc.                      1,500      9,782          495
                                                  --------     --------
                                                    21,853       10,215
Electronics Components - 3.4%
  Astronics Corp Cl B                       226          -        1,413
  Astronics Corp.                         1,205     10,487        8,315
                                                  --------     --------
                                                    10,487        9,727
Steel - 3.3%
  Gilbraltar Steel Corp                     500      8,975        9,520

Foods & Beverages - 3.3%
  Constellation Brands, Inc.                400      5,017        9,484

Computers - Hardware - 3.3%
  Dell Computer Corp.                       350     10,734        9,359

Semiconductors - 3.2%
  Motorola Inc.                           1,050     15,919        9,083

Metal Fabrication & Hardware - 3.0%
  Graham Corp.                            1,000      8,828        8,730

Airlines - 2.9%
  Southwest Airlines Co.                    600     11,658        8,340

Tobacco Products - 2.8%
  Altria Group                              200      4,892        8,106

Retail - General - 2.7%
  Dollar General                            650      9,065        7,768

Computers - Distributors - 2.6%
  Ingram Micro                              600     10,909        7,410

Automotive - 2.2%
  Delphi Corporation                        800     10,262        6,440

Chemical - 2.1%
  CPAC, Inc.                              1,200      7,236        6,061

Industrial Services - 1.9%
  American Locker Group Inc.                400      2,544        5,340

Office Equipment - 1.3%
  Xerox Corp.                               450     12,058        3,623

Furniture - 0.8%
  Bush Industries Inc.                      500      9,473        2,420

Industrial Materials - 0.7%
  Servotronics, Inc.                        600      5,624        2,130

Broadcasting - 0.7%
  Adelphia Communications Corp.             400      5,770           34
  Comcast Corp Class A                       80      4,025        1,886
                                                  --------     --------
                                                     9,795        1,920
Computers - Services - 0.4%
  Computer Task Group Inc.                  300      7,064        1,047

Telecommunications - 0.2%
  Choice One Communications               4,000      8,840          640

Machinery - 0.1%
  Columbus McKinnon Corp                    100      2,344          382
                                                  --------     --------
TOTAL COMMON STOCK                               $ 339,661    $ 287,589
                                                  ========     ========


WESTERN NEW YORK SERIES
(A SERIES WITHIN BULLFINCH FUND, INC.)
STATEMENTS OF OPERATIONS
FOR THE PERIOD FROM JULY 1, 2002 TO DECEMBER 31, 2002 AND
FOR THE YEARS ENDED JUNE 30, 2002, 2001, AND 2000 (UNAUDITED)

                                        12/2001    6/2001    6/2000    6/1999
INVESTMENT INCOME:
   Dividends                             $1,996   $ 4,698   $ 4,814   $ 4,848

EXPENSES:
   Management Fees                        1,907     4,020     3,364     2,980
   Reimbursement of Management Fees           -    (1,741)   (2,123)   (5,306)
   Legal and Professional                   542     1,290     1,062     4,000
   Directors' Fee                           504       850       800       600
   Amortization                              35       666       778       778
   Fidelity Bond                             96       216       490       490
   Taxes                                    176       350       150       472
   Registration Fees                        197       200       369       462
   Bank Service Charges                     191       405       475       340
   Dues and Subscriptions                   126       250        31        96
                                       --------------------------------------
                                          3,774     6,506     5,396     4,912
                                       --------------------------------------
Net investment income (loss)             (1,788)   (1,808)     (582)      (64)
                                       --------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)
     ON INVESTMENTS:
   Realized gain (loss) from
     securities transactions              2,467    (1,242)     (160)     (359)
   Unrealized appreciation (depreciation)
     during the period                  (42,681)  (32,377)   10,535    15,314
                                       --------------------------------------
   Net gain (loss) on investments       (40,214)  (33,619)   10,375    14,955
                                       --------------------------------------

INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS           $(41,992) $(35,427)  $ 9,793   $14,891
                                       ======================================

        The accompanying notes are an integral part of these statements.














WESTERN NEW YORK SERIES
(A SERIES WITHIN BULLFINCH FUND, INC.)
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIOD FROM JULY 1,2002 TO DECEMBER 31, 2002 AND
FOR THE YEARS ENDED JUNE 30, 2002, 2001, AND 2000 (UNAUDITED)

                                        12/2002    6/2002     6/2001   6/2000
DECREASE IN NET ASSETS FROM OPERATIONS:
   Net investment income (loss)        $ (1,778) $ (1,808)   $  (582)  $  (64)
   Net realized (loss) from
     securities transactions              2,467    (1,242)      (160)    (359)
   Net change in unrealized appreciation
      (depreciation) of investments     (42,681)  (32,377)    10,535   15,314
                                       --------------------------------------

Increase (decrease) in net assets from
operations                              (41,992)  (35,427)     9,793   14,891


CAPITAL SHARE TRANSACTIONS:
 Sales (0; 7,943.301; 3,596.766; and
 225.479 shares)                              -    81,125     34,500    2,000
 Redemptions (0; 242.034; 0; and 470.420
 shares)                                      -    (2,503)         -   (4,497)
                                       ---------------------------------------
  Total capital share transactions            -    78,622     34,500   (2,497)
                                       ---------------------------------------
  Increase in net assets                (41,992)   43,195     44,293   12,394



NET ASSETS:
   Beginning of period                  342,086   298,891    254,598  242,204
                                       ---------------------------------------
   End of period                       $300,094  $342,086   $298,891 $254,598
                                       =======================================

        The accompanying notes are an integral part of these statements.



















WESTERN NEW YORK SERIES
(A SERIES WITHIN BULLFINCH FUND, INC.)
NOTES TO FINANCIAL STATEMENTS
DECEMBER 30, 2002

(1)   The Organization

      The Western New York Series (the "Series") is a series of the Bullfinch Fund, Inc. (the "Fund") which was organized as a Maryland corporation registered under the Investment Company Act of 1940 as an open-ended non-diversified management investment company.

      The investment objective of the Series is to seek capital appreciation through the investment in common stock of companies with an important economic presence in the Greater Western New York Region. The Adviser seeks to achieve this objective by using an asset mix consisting primarily of exchange listed securities and over-the-counter common stocks as well as U.S. Government securities maturing within five years.

(2)   Summary of Significant Accounting Policies

      Cash -

      Cash consists of amounts deposited in money market accounts and is not federally insured. The Series has not experienced any losses on such amounts and believes it is not exposed to any significant credit risk on cash.

      Security Valuation -

      The Series records its investments at fair value.

      Securities traded on national securities exchanges or the NASDAQ National Market System are valued daily at the closing prices of the securities on those exchanges and securities traded on over-the-counter markets are valued daily at the closing bid prices. Short-term and money market sec-urities are valued at amortized cost which approximates market value.

      Federal Income Taxes -

      It is the policy of the Fund to comply with the requirements of the Internal Revenue Code (the "Code") applicable to regulated investment companies and to distribute all of its taxable income to its share-holders. In addition, the Fund intends to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code. Therefore, no provision for federal income taxes or excise taxes has been made.

      Organization Expenses -

      Organization expenses are being amortized over a 60-month period.







      Other -

      The Series follows industry practice and records security transactions on the trade date. The specific identification method is used for determin-ing gains or losses for financial statement and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.

      Estimates -

      The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.


(3) Investments

      For the period 7/1/02 through 12/31/02, the Series purchased $31,469 of common stock. During the same period, the Series sold $1,789 of common stock.

      For the year ended June 30, 2002, the Series purchased $134,659 of common stock. During the same period, the Series sold $90,260 of common stock.

      For the year ended June 30, 2001, the Series purchased $51,980 of common stock. During the same period, the Series sold $23,513 of common stock.

      For the year ended June 30, 2000, the Series purchased $122,072 of common stock. During the same period, the Series sold $56,388 of common stock.

      At December 31, 2002, the gross unrealized appreciation for all securities totaled $54,279 and the gross unrealized depreciation for all securities totaled $106,350, or a net unrealized depreciation of $52,071. The aggre-gate cost of securities for federal income tax purposes at December 31, 2001 was $339,661.

      At June 30, 2002, the gross unrealized appreciation for all securities totaled $71,689 and the gross unrealized depreciation for all securities totaled $92,825, or a net unrealized depreciation of $21,136. The aggre-gate cost of securities for federal income tax purposes at June 30, 2002 was $321,346.

      At June 30, 2001, the gross unrealized appreciation for all securities totaled $74,731 and the gross unrealized depreciation for all securities totaled $64,306, or a net unrealized appreciation of $10,425. The aggre-gate cost of securities for federal income tax purposes at June 30, 2001 was $280,038.

      At June 30, 2000, the gross unrealized appreciation for all securities totaled $32,853 and the gross unrealized depreciation for all securities totaled $32,964, or a net unrealized depreciation of $111. The aggre-gate cost of securities for federal income tax purposes at June 30, 2000 was $251,757.



(4)   Investment Advisory Agreement

      Carosa, Stanton & DePaolo Asset Management, LLC serves as investment advisor to the Fund pursuant to an investment advisory agreement which was approved by the Fund's board of directors. Carosa, Stanton &
      DePaolo Asset Management, LLC is a Registered Investment Adviser under the Investment Advisers Act of 1940. The Investment advisory agreement provides that Carosa, Stanton & DePaolo Asset Management, LLC, subject to the supervision and approval of the Fund's board of directors, is responsible for the day-to-day management of the Fund's portfolio which includes selecting investments and handling its business affairs.

      As compensation for its services to the Fund, the investment advisor re-ceives monthly compensation at an annual rate of 1.25% on the first $1 million of daily average net assets and 1% on that portion of the daily average net assets in excess of $1 million. These fees will be reduced by any sub-transfer agent fees incurred by the Fund.

      Carosa, Stanton & DePaolo Asset Management, LLC has agreed to forego sufficient investment advisory fees to limit total expenses of the Fund to 2% of the first $10 million in average assets and 1.5% of the next $20 million in average assets.


(5)   Capital Share Transactions

      The Fund has authorized 10,000,000 shares of common stock at $0.01 par value per share. Each share has equal dividend, distribution and liquid-ation rights. Transactions in capital stock of the Series were as follows:

                                                Shares            Amount

      Balance at 7/1/99                        26,186.386        $ 254,577
                                               ----------        ---------
      Shares sold during 2000                     225.479            2,000
      Shares redeemed during 2000                (470.420)          (5,005)
                                               ----------        ---------
      Balance at 7/1/00                        25,941.445          251,572
                                               ----------        ---------
      Shares sold during 2001                   3,596.766           34,500
      Shares redeemed during 2001                       -                -
                                               ----------        ---------
      Balance at 7/1/01                        29,538.211          286,072
                                               ----------        ---------
      Shares sold during 2002                   7,943.301           81,125
      Shares redeemed during 2002                (242.034)          (2,503)
                                               ----------        ---------
      Balance at 7/1/02                        37,239.478        $ 364,695

      Shares sold during the period	                    -                -
      Shares redeemed during the period                 -                -
                                               ----------        ---------
      Balance at 1/1/03                        37,239.478        $ 364,695
                                               ==========        =========







WESTERN NEW YORK SERIES
(A SERIES WITHIN BULLFINCH FUND, INC.)
FINANCIAL HIGHLIGHTS
(SUPPLEMENTAL DATA FOR A SHARE OUTSTANDING)
FOR THE PERIOD FROM JULY 1 TO DECEMBER 31, 2002 AND
FOR THE YEARS ENDED JUNE 30, 2002, 2001, AND 2000 (UNAUDITED)


                                        12/2002    6/2002    6/2001    6/2001
NET ASSET VALUE, beginning of period     $ 9.19    $10.12    $ 9.81    $ 9.25
                                        -------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
    Net investment income (loss)          (0.14)    (0.34)        -         -
    Net gain (loss) on securities both
      realized and unrealized             (0.99)    (0.59)     0.31      0.56
                                        -------------------------------------
    Total from investment operations      (1.13)    (0.93)     0.31      0.56
                                        -------------------------------------
NET ASSET VALUE, end of period           $ 8.06    $ 9.19    $10.12    $ 9.81
                                        =====================================

NET ASSETS, end of period               $300,094  $342,086  $298,891  $254,598
                                        ======================================


                                          Actual*   Actual    Actual    Actual
RATIO OF EXPENSES TO AVERAGE NET ASSETS    1.2%      2.0%      2.0%      2.0%

RATIO OF NET INVESTMENT INCOME TO
AVERAGE NET ASSETS                        (0.6%)    (1.4%)    (0.1%)    (0.0%)

PORTFOLIO TURNOVER RATE                    0.6%     28.0%      8.7%	23.5%





        The accompanying notes are an integral part of these statements.